Advisors Asset Management, Inc.
18925 Base Camp Road
Monument, Colorado 80132

November 22, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 1988 (the “Fund”)

(File No. 333-234565) (CIK# 1771785)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on November 21, 2019.

Very truly yours,

Advisors Disciplined Trust 1988

By: Advisors Asset Management, Inc.

By                 /s/ ALEX R. MEITZNER

Alex R. Meitzner

Senior Vice President